Summary of Significant Accounting Policies - Assets, and Liabilities,of VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 7,868	$ 21,989
Accounts receivable, net	14,923	6,745
Total assets	67,125	97,254
Short term borrowings	3,177	3,704
Contract liabilities	1,575	889
Other non-current liabilities	262	321
Total liabilities	47,033	40,860
Total shareholders’ deficit	20,092	56,394	$ 19,467	$ 16,599
VIEs
Variable Interest Entity [Line Items]
Cash and cash equivalents	293	1,734
Accounts receivable, net	1,333	1,450
Amounts due from subsidiaries	8,067	6,663
Property and equipment and intangible assets	1,195	2,311
Others	9,602	9,399
Total assets	20,490	21,557
Short term borrowings	941
Amounts due to parent and subsidiaries	55,623	42,442
Accounts payable, accrued expenses and other liabilities	16,458	14,276
Contract liabilities	89	215
Other non-current liabilities	18
Total liabilities	73,129	56,933
Total shareholders’ deficit	$ (52,639)	$ (35,376)